Note 6 - Long-term Debt - Summary of Long-term Debt (Details) (Parentheticals)	Mar. 31, 2019	Mar. 31, 2018
Line of Credit [Member]
Long-term debt, weighted average interest rate	4.00%	3.35%
Long-term debt, maturity date	Dec. 31, 2022	Dec. 31, 2022
Term Loan [Member]
Long-term debt, weighted average interest rate	4.77%	4.48%
Long-term debt, maturity date	Dec. 31, 2022	Dec. 31, 2022
Tax-exempt Bond [Member]
Long-term debt, weighted average interest rate	3.19%	3.11%
Long-term debt, maturity date	Dec. 31, 2033	Dec. 31, 2033
Lease Financing Obligations [Member]
Long-term debt, weighted average interest rate	2.62%	2.62%
Long-term debt, maturity date	Dec. 31, 2020	Dec. 31, 2020
Secured Promissory Note 1 [Member]
Long-term debt, weighted average interest rate	6.35%	6.35%
Long-term debt, maturity date	Dec. 31, 2022	Dec. 31, 2022
Economic Development Note [Member]
Long-term debt, weighted average interest rate	2.00%	2.00%
Long-term debt, maturity date	Dec. 31, 2021	Dec. 31, 2021